Fair Value Measurements (Short-term Investments, Narrative) (Details) - Fair Value, Measurements, Recurring [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in financial instruments	$ 1,041,395	$ 818,934
Change in fair value of short-term investments	$ 40,300	$ 13,900